Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net (loss) income	$ (65,095)	$ (28,875)	$ 6,110
Adjustments to Reconcile Net (Loss) Income to Net Cash Provided by Operating Activities
Depreciation	42,805	44,859	41,059
Vessel impairment (note 4)	92,422	44,700
Gain on sale of vessels (note 4)		(93)
Gain on repurchase of secured notes (note 7)	(2,865)
Amortization of deferred financing costs (note 7)	3,622	3,374	5,732
Change in fair value of derivative instruments (note 12)			(1,944)
Amortization of intangible liability	(2,104)	(2,119)	(2,119)
Settlements of derivative instruments which do not qualify for hedge accounting (note 12)			2,801
Share based compensation (note 13)	283	75	177
Decrease in accounts receivable and other assets	219	334	3,635
Decrease (increase) in inventory	57	(160)	(553)
(Decrease) increase in accounts payable and other liabilities	(1,751)	794	6,699
Increase (decrease) in related party balances	738	(2,050)	6,349
Increase in unearned revenue	1,144	334	462
Unrealized foreign exchange loss (gain)	26	(14)	(11)
Net Cash Provided by Operating Activities	71,152	62,337	60,903
Cash Flows from Investing Activities
Cash paid for vessels (note 4)		(108,187)	(55,162)
Net proceeds from sale of vessels (note 4)	(254)	9,513
Settlements and termination of derivative instruments which do not qualify for hedge accounting (note 12)			(22,146)
Cash paid for other assets	(6)	(3)	(7)
Cash paid for drydockings	(6,681)	(2,548)	(2,765)
Net Cash Used in Investing Activities	(6,941)	(101,225)	(80,080)
Cash Flows from Financing Activities
Repayment of credit facilities (note 7)	(9,500)	(1,925)	(366,366)
Proceeds from drawdown of credit facilities (note 7)		75,000
Deferred financing costs incurred (note 7)		(971)	(15,779)
Variation in restricted cash (note 11)			3
Net Cash (Used in) Provided by Financing Activities	(63,559)	59,184	27,936
Net Increase in Cash and Cash Equivalents	652	20,296	8,759
Cash and Cash Equivalents at Start of Year	53,591	33,295	24,536
Cash and Cash Equivalents at End of Year	54,243	53,591	33,295
Supplemental Information
Total interest paid	43,134	43,103	26,298
Total income tax paid	50	69	80
10.0 % First Priority Secured Notes Due 2019 [Member]
Adjustments to Reconcile Net (Loss) Income to Net Cash Provided by Operating Activities
Amortization of original issue discount (note 7)	1,651	1,178	1,082
Cash Flows from Financing Activities
Proceeds from issuance of secured notes (note 7)			413,700
Repurchase of secured notes (note 7)	(50,997)	(350)
Series A Preferred Shares [Member]
Adjustments to Reconcile Net (Loss) Income to Net Cash Provided by Operating Activities
Gain on redemption of Series A Preferred Shares (note 11)			(8,576)
Cash Flows from Financing Activities
Redemption of Series A Preferred Shares (note 11)			(36,400)
Series B Preferred Shares [Member]
Cash Flows from Financing Activities
Net proceeds from issuance of Series B Preferred Shares (note 11)			33,892
Series B Preferred Shares - dividends paid (note 11)	$ (3,062)	(3,062)	$ (1,114)
Class A Common Stock [Member]
Cash Flows from Financing Activities
Class A common shares - dividends paid (note 11)		$ (9,508)